STOCK-BASED COMPENSATION - Stock option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant date fair value
Shares issued			1,416,645
Employees
Weighted average grant date fair value
Shares issued	30,820
Time-Based Stock Options | Employees
Number of shares
Outstanding at beginning of period (in shares)	2,281,308	2,243,588
Granted (in shares)	221,941	472,253
Forfeited (in shares)	(173,788)	(434,533)
Outstanding at end of period (in shares)	2,329,461	2,281,308	2,243,588
Exercisable at end of period (in shares)	1,054,059
Vested or expected to vest, at end of period (in shares)	2,329,461
Weighted average exercise price per share
Outstanding at beginning of period (in dollars per share)	$ 5.84	$ 5.29
Granted (in dollars per share)	17.99	7.93
Forfeited (in dollars per share)	14.65	5.29
Outstanding at end of period (in dollars per share)	6.36	5.84	$ 5.29
Exercisable at end of period (in dollars per share)	5.64
Vested or expected to vest, at end of period (in dollars per share)	6.36
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share)	2.54	2.39
Granted (in dollars per share)	7.02	3.14
Forfeited (in dollars per share)	5.70	2.39
Outstanding at end of period (in dollars per share)	2.74	$ 2.54	$ 2.39
Exercisable at end of period (in dollars per share)	2.50
Vested or expected to vest, at end of period (in dollars per share)	$ 2.74
Weighted average remaining contractual term, outstanding (in years)	7 years 7 months 6 days	9 years	9 years 9 months 18 days
Performance-Based Stock Options | Employees
Number of shares
Outstanding at beginning of period (in shares)	3,502,947	3,583,923
Granted (in shares)	346,984	746,836
Forfeited (in shares)	(272,679)	(827,812)
Outstanding at end of period (in shares)	3,577,252	3,502,947	3,583,923
Weighted average exercise price per share
Outstanding at beginning of period (in dollars per share)	$ 5.86	$ 5.29
Granted (in dollars per share)	17.99	7.96
Forfeited (in dollars per share)	14.65	5.29
Outstanding at end of period (in dollars per share)	6.38	5.86	$ 5.29
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share)	1.61	1.50
Granted (in dollars per share)	4.36	2.01
Forfeited (in dollars per share)	3.59	1.50
Outstanding at end of period (in dollars per share)	$ 1.72	$ 1.61	$ 1.50
Weighted average remaining contractual term, outstanding (in years)	7 years 7 months 6 days	9 years	9 years 9 months 18 days